AMG TimesSquare Small Cap Growth Fund
Schedule of Portfolio Investments (unaudited)
March 31, 2024
	Shares	Value
Common Stocks - 94.8%
Communication Services - 3.9%
Bumble, Inc., Class A*	107,500	$1,220,125
IAC, Inc.*	31,500	1,680,210
Integral Ad Science Holding Corp.*	207,200	2,065,784
MediaAlpha, Inc., Class A*	86,355	1,759,051

Total Communication Services		6,725,170
Consumer Discretionary - 5.5%
Boot Barn Holdings, Inc.*,1	18,600	1,769,790
European Wax Center, Inc., Class A*	94,518	1,226,844
Global-e Online, Ltd. (Israel)*	64,400	2,340,940
Savers Value Village, Inc.*	62,000	1,195,360
Topgolf Callaway Brands Corp.*	92,000	1,487,640
Warby Parker, Inc., Class A*	116,000	1,578,760

Total Consumer Discretionary		9,599,334
Consumer Staples - 2.7%
BJ's Wholesale Club Holdings, Inc.*	43,500	3,290,775
Freshpet, Inc.*,1	12,000	1,390,320

Total Consumer Staples		4,681,095
Energy - 3.9%
Cactus, Inc., Class A	45,700	2,289,113
Magnolia Oil & Gas Corp., Class A1	56,100	1,455,795
Matador Resources Co.	45,500	3,038,035

Total Energy		6,782,943
Financials - 8.0%
AvidXchange Holdings, Inc.*	164,000	2,156,600
Hamilton Lane, Inc., Class A	26,000	2,931,760
MVB Financial Corp.	73,000	1,628,630
PJT Partners, Inc., Class A	16,500	1,555,290
ProAssurance Corp.	21,030	270,446
Safety Insurance Group, Inc.	30,530	2,509,261
Victory Capital Holdings, Inc., Class A	67,000	2,842,810

Total Financials		13,894,797
Health Care - 15.8%
Addus HomeCare Corp.*	24,000	2,480,160
Ascendis Pharma A/S, ADR (Denmark)*	17,500	2,645,475
AtriCure, Inc.*	67,100	2,041,182
Certara, Inc.*	43,500	777,780
CG oncology, Inc.*	17,494	767,987
Day One Biopharmaceuticals, Inc.*	137,000	2,263,240
HealthEquity, Inc.*	19,500	1,591,785
Intra-Cellular Therapies, Inc.*	30,100	2,082,920
Krystal Biotech, Inc.*	7,500	1,334,475
	Shares	Value

MoonLake Immunotherapeutics (Switzerland)*	16,500	$828,795
Newamsterdam Pharma Co., N.V. (Netherlands)*	19,100	451,715
Phreesia, Inc.*	62,500	1,495,625
Shockwave Medical, Inc.*	8,500	2,767,855
Silk Road Medical, Inc.*	52,900	969,128
Treace Medical Concepts, Inc.*	106,600	1,391,130
Vericel Corp.*	18,973	986,975
Xenon Pharmaceuticals, Inc. (Canada)*	57,500	2,475,375

Total Health Care		27,351,602
Industrials - 26.2%
ACV Auctions, Inc., Class A*	141,820	2,661,961
Applied Industrial Technologies, Inc.	9,700	1,916,235
The AZEK Co., Inc.*	54,000	2,711,880
Casella Waste Systems, Inc., Class A*	47,015	4,648,373
Comfort Systems USA, Inc.	6,000	1,906,260
Construction Partners, Inc., Class A*	28,000	1,572,200
Driven Brands Holdings, Inc.*	108,000	1,705,320
Embraer, S.A., Sponsored ADR (Brazil)*	32,900	876,456
EMCOR Group, Inc.	7,000	2,451,400
Esab Corp.	33,000	3,648,810
Exponent, Inc.	19,300	1,595,917
Hexcel Corp.	28,600	2,083,510
ICF International, Inc.	10,400	1,566,552
ITT, Inc.	10,400	1,414,712
Marten Transport, Ltd.	51,960	960,221
Paycor HCM, Inc.*	62,400	1,213,056
RBC Bearings, Inc.*	6,300	1,703,205
Regal Rexnord Corp.	23,000	4,142,300
Tetra Tech, Inc.	15,000	2,770,650
WillScot Mobile Mini Holdings Corp.*	52,900	2,459,850
WNS Holdings, Ltd. (India)*	27,100	1,369,363

Total Industrials		45,378,231
Information Technology - 26.2%
Allegro MicroSystems, Inc.*	28,000	754,880
Clearwater Analytics Holdings, Inc., Class A*	146,500	2,591,585
Cohu, Inc.*	62,600	2,086,458
Credo Technology Group Holding, Ltd.*	84,000	1,779,960
CyberArk Software, Ltd. (Israel)*	14,700	3,904,761
FormFactor, Inc.*	49,900	2,276,937
HashiCorp, Inc., Class A*	52,300	1,409,485
Impinj, Inc.*,1	12,000	1,540,920
JFrog, Ltd. (Israel)*	110,000	4,864,200
Kulicke & Soffa Industries, Inc. (Singapore)[1]	54,100	2,721,771

AMG TimesSquare Small Cap Growth Fund
Schedule of Portfolio Investments (continued)
	Shares	Value
Information Technology - 26.2% (continued)
MACOM Technology Solutions Holdings, Inc.*	21,400	$2,046,696
Onto Innovation, Inc.*	12,700	2,299,716
PowerSchool Holdings, Inc., Class A*	119,010	2,533,723
Q2 Holdings, Inc.*	41,000	2,154,960
Smartsheet, Inc., Class A*	65,500	2,521,750
Sprout Social, Inc., Class A*	20,200	1,206,142
Synaptics, Inc.*	28,500	2,780,460
Vertex, Inc., Class A*	115,300	3,661,928
Workiva, Inc.*	28,200	2,391,360

Total Information Technology		45,527,692
Materials - 1.1%
Avient Corp.	44,600	1,935,640
Real Estate - 1.5%
National Storage Affiliates Trust, REIT	67,500	2,643,300

Total Common Stocks (Cost $134,227,522)		164,519,804
Exchange Traded Funds - 1.4%
iShares Russell 2000 Growth ETF[1] (Cost $2,138,018)	9,000	2,437,200

Principal Amount
Short-Term Investments - 6.2%
Joint Repurchase Agreements - 2.3%[2]
Bank of Montreal, dated 03/28/24, due 04/01/24, 5.330% total to be received $1,000,592 (collateralized by various U.S. Government Agency Obligations, 3.500% - 7.000%, 08/01/33 - 03/01/54, totaling $1,020,000)	$1,000,000	1,000,000
	Principal Amount	Value

Deutsche Bank Securities, Inc., dated 03/28/24, due 04/01/24, 5.330% total to be received $933,876 (collateralized by various U.S. Government Agency Obligations, 1.500% - 7.500%, 06/01/36 - 04/01/54, totaling $951,989)	$933,323	$933,323
MUFG Securities America, Inc., dated 03/28/24, due 04/01/24, 5.340% total to be received $1,000,593 (collateralized by various U.S. Government Agency Obligations, 3.000% - 5.500%, 01/01/39 - 11/01/52, totaling $1,020,000)	1,000,000	1,000,000
Nomura Securities International, Inc., dated 03/28/24, due 04/01/24, 5.320% total to be received $1,000,591 (collateralized by various U.S. Government Agency Obligations, 2.000% - 6.000%, 01/01/28 - 07/15/58, totaling $1,020,001)	1,000,000	1,000,000

Total Joint Repurchase Agreements		3,933,323

	Shares
Other Investment Companies - 3.9%
Dreyfus Government Cash Management Fund, Institutional Shares, 5.20%[3]	2,729,622	2,729,622
Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares, 5.27%[3]	4,094,433	4,094,433

Total Other Investment Companies		6,824,055

Total Short-Term Investments (Cost $10,757,378)		10,757,378
Total Investments - 102.4% (Cost $147,122,918)		177,714,382
Other Assets, less Liabilities - (2.4)%		(4,135,491)
Net Assets - 100.0%		$173,578,891

*	Non-income producing security.
[1]	Some of these securities, amounting to $10,988,322 or 6.3% of net assets, were out on loan to various borrowers and are collateralized by cash and various U.S. Treasury Obligations. See below for more information.
[2]	Cash collateral received for securities lending activity was invested in these joint repurchase agreements.
[3]	Yield shown represents the March 31, 2024, seven day average yield, which refers to the sum of the previous seven days' dividends paid, expressed as an annual percentage.

ADR	American Depositary Receipt
ETF	Exchange Traded Fund
REIT	Real Estate Investment Trust

AMG TimesSquare Small Cap Growth Fund
Schedule of Portfolio Investments (continued)
The following table summarizes the inputs used to value the Fund's investments by the fair value hierarchy levels as of March 31, 2024:
	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks†	$164,519,804	—	—	$164,519,804
Exchange Traded Funds	2,437,200	—	—	2,437,200
Short-Term Investments
Joint Repurchase Agreements	—	$3,933,323	—	3,933,323
Other Investment Companies	6,824,055	—	—	6,824,055
Total Investments in Securities	$173,781,059	$3,933,323	—	$177,714,382

†	All common stocks held in the Fund are Level 1 securities. For a detailed breakout of common stocks by major industry classification, please refer to the Fund's Schedule of Portfolio Investments.
For the period ended March 31, 2024, there were no transfers in or out of Level 3.
The Fund participates in the securities lending program offered by The Bank of New York Mellon providing for the lending of securities to qualified brokers. The value of securities loaned on positions held, cash collateral and securities collateral received at March 31, 2024, were as follows:
Securities Loaned	Cash Collateral Received	Securities Collateral Received	Total Collateral Received
$10,988,322	$3,933,323	$7,189,304	$11,122,627
The following table summarizes the securities received as collateral for securities lending at March 31, 2024:
Collateral Type	Coupon Range	Maturity Date Range
U.S. Treasury Obligations	0.125%-5.000%	04/15/24-11/15/53
For additional information about significant accounting policies, including valuation of investments, refer to the Fund’s most recent semi or annual report.